Intangible Assets - Definite-lived (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 393,583	$ 376,030
Accumulated Amortization	(238,051)	(199,218)
Net Carrying Amount	155,532	176,812
Customer and Bank Branding Contracts / Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	350,211	338,830
Accumulated Amortization	(219,498)	(186,185)
Net Carrying Amount	130,713	152,645
Deferred Financing Costs
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	16,521	16,127
Accumulated Amortization	(8,009)	(5,851)
Net Carrying Amount	8,512	10,276
Non-Compete Agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4,454	4,568
Accumulated Amortization	(3,935)	(3,374)
Net Carrying Amount	519	1,194
Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	10,751	2,803
Accumulated Amortization	(3,750)	(2,025)
Net Carrying Amount	7,001	778
Trade Name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	11,646	13,702
Accumulated Amortization	(2,859)	(1,783)
Net Carrying Amount	$ 8,787	$ 11,919